May 1, 2001


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:  The OFFIT Variable Insurance Fund, Inc.
     File Nos: 33-81748; 811-8640

Dear Sir or Madam:

     On behalf of The OFFIT Variable Insurance Fund, Inc. (the "Registrant"), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as confirmation that the Prospectuses and Statements of Additional Information for the above Registrant dated April 30, 2001 do not differ from those contained in Post-Effective Amendment No. 16 filed electronically on April 20, 2001.

     In the event you have any questions concerning this filing, please do not hesitate to call me at 610-239-4752.

Very truly yours,


/s/ David C. Lebisky
David C. Lebisky
Assistant Secretary


cc: Stephen B. Wells, Esq.
    Peter J. O'Rourke, Esq.